Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Geographic Market (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 9,881,505	$ 10,556,891
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	2,575,152	2,661,717
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	$ 7,306,353	$ 7,895,174